Net (Loss) Income Per Share	12 Months Ended
Mar. 31, 2023
Net (Loss) Income Per Share [Abstract]
NET (LOSS) INCOME PER SHARE
19.	NET (LOSS) INCOME PER SHARE

The following table sets forth the computation of basic and diluted net (loss) income per share for years indicated:

	Year ended March 31,
	2021	2022	2023
	$	$	$

Net (loss) income attributable to Highway Holdings Limited’s shareholders, basic and diluted	(461)	443	(294)

Shares:
Weighted average common shares used in computing basic net (loss) income per share	4,006,400	4,033,346	4,070,524
Dilutive stock option	-	154,385	-
Weighted average common shares used in computing diluted net (loss) income per share	4,006,400	4,187,731	4,070,524

Net (loss) income per share, basic	(0.12)	0.11	(0.07)
Net (loss) income per share, diluted	(0.12)	0.11	(0.07)

For the years ended March 31, 2021 and March 31, 2023 stock options to purchase 365,000 shares and 225,000 shares of the Company’s stock were excluded respectively from the EPS calculation, as their effects were anti-dilutive.